ACCOUNTING STANDARDS AND BASIS OF PREPARATION	12 Months Ended
Jun. 30, 2020
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
ACCOUNTING STANDARDS AND BASIS OF PREPARATION

2.    ACCOUNTING STANDARDS AND BASIS OF PREPARATION

2.1.    Statement of compliance with IFRS as issued by IASB

The Consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”) following the accounting policies as set forth and summarized in Note 4. All IFRS issued by the IASB, effective at the time of preparing these Consolidated financial statements have been applied.

2.2.    Authorization for the issue of the Consolidated financial statements

These Consolidated financial statements of the Group as of and for the years ended June 30, 2020, 2019 and 2018 have been authorized by the Board of Directors of Bioceres Crop Solutions on September 28, 2020.

2.3.   Basis of measurement

The consolidated financial statements of the Group have been prepared using:

•

Going concern basis of accounting, considering the conclusion of the assessment made by the Group’s Management about the ability of the Group and its subsidiaries to continue as a going concern, in accordance with the requirements of paragraph 25 of IAS 1, “Presentation of Financial Statements”.

•

Accrual basis of accounting (except for cash flows information). Under this basis of accounting, the effects of transactions and other events are recognized as they occur, even when there are no cash flows.

2.4.   Functional currency and presentation currency

a)Functional currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic market in which the entity operates (i.e., “the functional currency”).

IAS 29 “Financial reporting in hyperinflationary economies” requires that the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether these are based on the historical cost method or the current cost method, be stated in terms of the measuring unit current at the closing date of the reporting period. For such purpose, the inflation produced since the acquisition date or the revaluation date, as applicable, must be computed in non-monetary items. The standard details a series of factors to be considered for concluding whether an economy is hyperinflationary, including, but not limited to, a cumulative inflation rate over a three-year period that approaches or exceeds 100%. Inflation accumulated in three years, as of June 30, 2018, was over 100%. It was for this reason that, in accordance with IAS 29, the Argentine economy had to be considered as hyperinflationary since July 1, 2018. Consequently, the Group has applied IAS 29 to these financial statements .

In an inflationary period, any entity that maintains an excess of monetary assets over monetary liabilities, will lose purchasing power, and any entity that maintains an excess of monetary liabilities over monetary assets, will gain purchasing power, provided that such items are not subject to an adjustment mechanism.

Briefly, the restatement mechanism of IAS 29 establishes that monetary assets and liabilities will not be restated because they are already expressed in a current unit of measurement at the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements, will be adjusted according to those agreements. Non-monetary items measured at their current values at the end of the reporting period, such as the net realizable value or others, do not need to be restated. The remaining non-monetary assets and liabilities will be restated according to a general price index. The loss or gain for the net monetary position will be included in the net result of the reporting period in a separate line item.

The inflation adjustment as of June 30, 2020 and 2019 was calculated by means of conversion factor derived from the Argentine price indexes published by the National Institute of Statistics and the year-over-year change in the index was 1.428 and 1.558, respectively.

The main procedures for the above-mentioned adjustment are as follows:

•

Monetary assets and liabilities which are carried at amounts current at the balance sheet date are not restated because they are already expressed in terms of the monetary unit current at the balance sheet date.

•

Non-monetary assets and liabilities which are not carried at amounts current at the balance sheet date, and components of shareholders' equity are adjusted by applying the relevant conversion factors. (on a monthly basis).

•	All items in the income statement are restated by applying the relevant conversion factors (on a monthly basis). Bioceres has elected not to segregate the impact of inflation over financial results.
•	The effect of inflation on the Company’s net monetary position is included in the income statement, in "Other financial results".

The comparative figures in these consolidated financial statements presented in a stable currency are not adjusted for subsequent changes in the price levels or exchange rates.

Presentation currency

The consolidated financial statements of the Group are presented in US$.

Foreign currency

Transactions entered into by Group entities in a currency other than their functional currency are recorded at the relevant exchange rates as of the date upon which such transactions occur. Foreign currency monetary assets and liabilities are translated at the prevailing exchanges rates as of the final day of each reporting period. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognized immediately in profit or loss, except for foreign currency borrowings qualifying as a hedge of a net investment in a foreign operation for which exchange differences are recognized in other comprehensive income and accumulated in the foreign exchange reserve along with the exchange differences arising on the retranslation of the foreign operation. Upon the disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to such operation up to the date of disposal are transferred to the Consolidated statement of profit or loss and other comprehensive income as part of the profit or loss taking place upon such disposal.

2.5.Subsidiaries

Where the Group holds a controlling interest in an entity, such entity is classified as a subsidiary. The Group exercises control over such an entity if all three of the following elements are present: (i) the Group has the power to direct or cause the direction of the management and policies of the entity; (ii) the Group is exposed to the variable returns of such entity; and (iii) the Group has power to affect the variability of such returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

De-facto control exists in situations where the Group has the practical ability to direct the relevant activities of an entity without holding the majority of the voting rights. In determining whether de facto control exists, the Group considers all relevant facts and circumstances, including:

•      The relative share of the Group’s voting rights with respect both the size and dispersion of other parties who hold voting rights;

•      Substantive potential voting rights held by the Group and by other parties;

•      Other contractual arrangements; and

•      Historic patterns in voting attendance.

The subsidiaries of the Group, all of which have been included in the Consolidated financial statements of the Group, are as follows:

		Country of
		incorporation
		and principal
		place of		% Equity interest
Name	Principal activities	business	Ref	06/30/2020	06/30/2019	06/30/2018
Bioceres Crops S.A.	Research and development and Corporate activities	Argentina	a	100.00%	100.00%	50.00%
Bioceres Semillas S.A.	Production and commercialization of seeds	Argentina	b	100.00%	100.00%	86.39%
BCS Holding LLC	Investment in subsidiaries	United States	b	100.00%	100.00%	—
RASA Holding, LLC	Investment in subsidiaries	United States	-	100.00%	100.00%	100.00%
Rizobacter Argentina S.A.	Microbiology Business	Argentina	b	80.00%	80.00%	60.00%
Rizobacter do Brasil Ltda.	Selling of agricultural inputs	Brazil	c	79.99%	79.99%	59.99%
Rizobacter del Paraguay S.A.	Selling of agricultural inputs	Paraguay	c	79.92%	79.92%	59.94%
Rizobacter Uruguay	Selling of agricultural inputs	Uruguay	c	80.00%	80.00%	60.00%
Rizobacter South Africa	Selling of agricultural inputs	South Africa	c	76.00%	76.00%	57.00%
Comer. Agrop. Rizobacter de Bolivia S.A.	Selling of agricultural inputs	Bolivia	c	79.96%	79.96%	59.97%
Rizobacter USA, LLC	Selling of agricultural inputs	United States	c	80.00%	80.00%	60.00%
Rizobacter India Private Ltd.	Selling of agricultural inputs	India	c	80.00%	80.00%	59.99%
Rizobacter Colombia SAS	Selling of agricultural inputs	Colombia	c	80.00%	80.00%	60.00%
Rizobacter France SAS	Selling of agricultural inputs	France	c	80.00%	80.00%	60.00%
Indrasa Biotecnología S.A.	Research and development	Argentina	c d	25.20%	25.20%	31.50%

The Group holds a majority share of the voting rights in all its subsidiaries.

a)      In June 2019, Bioceres Crop Solutions signed a share purchase agreement with Bioceres S.A. for the 50% of the ownership in Bioceres Crops S.A. See Note 4.6.

b)      See the Reorganization described in Note 1.

c)      Indirect interests held through Rizobacter. The indirect equity interest participation included in this table was the 80% of the direct equity interest participation that Rizobacter owns in each entity.

d)      In September 2018, the participation of Rizobacter S.A. in Indrasa Biotecnología S.A. decreased from 52.50% to 35%, therefore the Group lost the control over this subsidiary.